Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.39%)	(0.01%)	(0.04%)
Tax effect of unrecognized loss	0.00%		(0.09%)
Tax effect of tax-exempt entities	(1.89%)	(4.69%)	(5.84%)
Tax effect of expired tax attribute carryforwards	(4.57%)	(0.86%)	(0.01%)
Tax effect of preferred tax rate	(7.85%)	(1.55%)	5.40%
Tax effect of R&D expense additional deduction	1.59%	0.98%	0.67%
Tax effect of non-deductible interest expenses		(1.92%)
Tax effect of goodwill impairment		(3.37%)
Tax effect of non-deductible expenses	(0.29%)	1.82%	(0.29%)
Tax effect of deferred tax effect of tax rate change	6.88%	0.13%	0.40%
Changes in valuation allowance	(25.22%)	(35.45%)	(25.42%)
Effective tax rate	(6.74%)	(19.92%)	(0.22%)